Commitments and Contingencies (Details) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
Capital Commitment
Other Commitments [Line Items]
Other commitment	$ 6.1
Tenant Improvements
Other Commitments [Line Items]
Other commitment	3.5
Other commitments, funded	$ 3.1